BUSINESS COMBINATIONS AND EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands						12 Months Ended
	Sep. 20, 2023	Dec. 06, 2022	Jun. 27, 2022	May 09, 2022	Dec. 27, 2021	Dec. 30, 2023
Business Acquisition
Aggregate acquisitions' net sales						$ 95,000
Aggregate acquisitions' operating profit						$ 3,300
Dempsey Wood Products, LLC
Business Acquisition
Ownership interest			50.00%
Sellers | Dempsey Wood Products, LLC
Business Acquisition
Ownership interest			50.00%
Dempsey Wood Products, LLC | Packaging
Business Acquisition
Purchase consideration, equity method investment			$ 69,791
Intangible Assets			34,552
Net Tangible Assets			35,239
Acquired equity method investment, prior year sales			$ 69,000
UFP Palets | All Other | International Segment
Business Acquisition
Cash paid for business acquisition, net of cash acquired	$ 52,841
Percentage of stock purchase (as a percent)	80.00%
Intangible Assets	$ 43,785
Net Tangible Assets	9,056
Acquired entity, trailing 12-months sales	$ 38,000
Titan Corrugated, Inc. (Titan) and All Boxed Up, LLC | Packaging
Business Acquisition
Cash paid for business acquisition		$ 70,942
Percentage of assets purchased (as a percent)		100.00%
Intangible Assets		$ 48,745
Net Tangible Assets		22,197
Acquired entity, trailing 12-months sales		$ 46,500
Cedar Poly, LLC | Retail
Business Acquisition
Cash paid for business acquisition				$ 15,398
Percentage of assets purchased (as a percent)				100.00%
Intangible Assets				$ 4,821
Net Tangible Assets				10,577
Acquired entity, prior year sales				$ 17,300
Ultra | Retail
Business Acquisition
Cash paid for business acquisition, net of cash acquired					$ 24,057
Percentage of stock purchase (as a percent)					100.00%
Estimated contingent consideration					$ 2,000
Intangible Assets					20,390
Net Tangible Assets					5,667
Acquired entity, prior year sales					$ 45,000